Fees Summary	Sep. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,642,850,000.00
Previously Paid Amount	0.00
Total Fee Amount	404,620.34
Total Offset Amount	0.00
Net Fee	404,620.34
Narrative - Max Aggregate Offering Price	$ 2,642,850,000.00
Final Prospectus	true